NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED MARCH 26, 2019

TO THE PROSPECTUS DATED JANUARY 31, 2019

Wan-Chong Kung is no longer a portfolio manager for the fund. Randy Migdal, Susan Wager, John Clarke and Chad Kemper will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GREP-0319P

NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED MARCH 26, 2019

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2019

Wan-Chong Kung is no longer a portfolio manager for the fund. Randy Migdal, Susan Wager, John Clarke and Chad Kemper will continue to serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRESAI-0319P